Investor Shares [Member] Expense Example, No Redemption - Investor - Western Asset Institutional U.S. Treasury Obligations Money Market Fund - Investor Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 24
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	819
Expense Example, No Redemption, 10 Years	$ 1,966